3. Securities - Amortized cost and estimated fair values of securities available-for-sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Amortized Cost
Mortgage-backed securities:
Government National Mortgage Assoc.	$ 1,383	$ 1,618
Federal Home Loan Mortgage Corp.	1,405	2,077
Federal National Mortgage Assoc.	9,231	12,914
Total Mortgage-backed securities	12,019	16,609
CMOs:
Government National Mortgage Assoc.	1,175	1,604
Marketable equity securities	375	371
Total	13,569	18,584
Gross Unrealized Gains
Mortgage-backed securities:
Government National Mortgage Assoc.	52	56
Federal Home Loan Mortgage Corp.	58	92
Federal National Mortgage Assoc.	461	928
Total Mortgage-backed securities	571	1,076
CMOs:
Government National Mortgage Assoc.	121	184
Marketable equity securities	186	125
Total	878	1,385
Gross Unrealized Losses
Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National Mortgage Assoc.	0	0
Total Mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Marketable equity securities	0	(2)
Total	0	(2)
Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage Assoc.	1,435	1,674
Federal Home Loan Mortgage Corp.	1,463	2,169
Federal National Mortgage Assoc.	9,692	13,842
Total Mortgage-backed securities	12,590	17,685
CMOs:
Government National Mortgage Assoc.	1,296	1,788
Marketable equity securities	561	494
Total	$ 14,447	$ 19,967